JPMorgan SmartRetirement® Blend 2065 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 55.8%
Fixed Income — 4.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	2	17
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	7	51
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	1	6
JPMorgan High Yield Fund Class R6 Shares (a)	1	8
Total Fixed Income		82
International Equity — 7.0%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	8	128
U.S. Equity — 44.4%
JPMorgan Equity Index Fund Class R6 Shares (a)	13	815
Total Investment Companies (Cost $978)		1,025
Exchange-Traded Funds — 38.5%
Alternative Assets — 1.9%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	—	35
Fixed Income — 1.4%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (a)	1	17
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	—	8
Total Fixed Income		25
International Equity — 23.2%
JPMorgan BetaBuilders International Equity ETF (a)	8	426
U.S. Equity — 12.0%
iShares Russell 2000 ETF	1	102
SPDR S&P MidCap 400 ETF Trust	—	119
Total U.S. Equity		221
Total Exchange-Traded Funds (Cost $675)		707
Short-Term Investments — 4.2%
Investment Companies — 4.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b) (Cost $76)	76	76
Total Investments — 98.5% (Cost $1,729)		1,808
Other Assets Less Liabilities — 1.5%		28
NET ASSETS — 100.0%		1,836

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2065 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,808	$—	$—	$1,808

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at November 1, 2022(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (b)	$—	$450	$65	$1	$40	$426	8	$2	$—
JPMorgan BetaBuilders MSCI US REIT ETF (b)	—	46	12	1	— (c)	35	—	1	—
JPMorgan BetaBuilders U.S. Aggregate Bond ETF (b)	—	17	—	—	— (c)	17	1	— (c)	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (b)	—	58	59	1	—	—	—	—	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (b)	—	50	49	(1)	—	—	—	—	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (b)	—	8	—	—	— (c)	8	—	— (c)	—
JPMorgan Core Bond Fund Class R6 Shares (b)	—	17	—	—	— (c)	17	2	— (c)	— (c)
JPMorgan Core Plus Bond Fund Class R6 Shares (b)	—	50	—	—	1	51	7	1	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (b)	—	6	— (c)	— (c)	— (c)	6	1	— (c)	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (b)	—	159	44	3	10	128	8	2	—
JPMorgan Equity Index Fund Class R6 Shares (b)	—	874	93	(2)	36	815	13	5	—
JPMorgan High Yield Fund Class R6 Shares (b)	—	8	—	—	— (c)	8	1	—	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (b) (d)	—	1,503	1,427	—	—	76	76	1	—
Total	$—	$3,246	$1,749	$3	$87	$1,587		$12	$—

(a)	Commencement of operations was November 1, 2022.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	Amount rounds to less than one thousand.
(d)	The rate shown is the current yield as of March 31, 2023.